COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Apr. 28, 2021
Disclosure of contingent liabilities [line items]
Loans and borrowings		$ 2,111,000,000	$ 2,013,000,000
Bank guarantees		$ 3,000,000	3,000,000
Provisions				$ 2,500,000
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 20,000,000		$ 20,000,000